Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision for allowance for credit losses	¥ 186,520	¥ 75,840	¥ 39,952
Related Party
Provision for allowance for credit losses	¥ 1,000	¥ 3,344	¥ 2,336